Note 3 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Aggregate Acquisitions

Current assets	$9,593
Long-term assets	3,394
Current liabilities	(8,495)
Long-term liabilities	(850)
Deferred Tax Liabilities	(3,408)
Redeemable non-controlling interest	(3,360)
$(3,126)

Note consideration	$(1,000)
Cash consideration, net of cash acquired of $1,426	(39,573)
Acquisition date fair value of contingent consideration	(9,280)
Total purchase consideration	$(49,853)

Acquired intangible assets	$23,589
Goodwill	$29,390
Aggregate Acquisitions

Current assets	$40,022
Non-current assets	10,282
Current liabilities	(19,299)
Long-term liabilities	(556)
Deferred Tax Liabilities	(14,646)
Redeemable non-controlling interest	(10,612)
$5,191

Note consideration	(3,434)
Cash consideration, net of cash acquired of $5,002	$(90,852)
Acquisition date fair value of contingent consideration	(9,998)
Total purchase consideration	$(104,284)

Acquired intangible assets	$54,438
Goodwill	$44,655

Business Acquisition, Pro Forma Information [Table Text Block]
	Revenues	Net earnings

Actual from acquired entities for 2017	$44,910	$2,211
Supplemental pro forma for 2017 (unaudited)	1,750,519	78,989
Supplemental pro forma for 2016 (unaudited)	1,651,491	61,624